Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents		$ 189	$ 496
Accounts receivable, net of allowance of $2 million as of December 31, 2017 and $3 million as of December 31, 2016		307	168
Derivative Asset, Current		36	26
Inventories		30	22
Assets classified as held for sale, Current		811	22
Other		28	20
Total current assets		1,401	754
Equity Method Investments		70	0
Properties and equipment, net (successful efforts method of accounting)		6,691	5,443
Derivative Asset, Noncurrent		23	12
Assets classified as held for sale, Noncurrent		0	1,031
Other noncurrent assets		22	24
Total assets		8,207	7,264
Current liabilities:
Accounts payable		446	222
Accrued Liabilities and Other Liabilities		209	300
Liabilities associated with assets held for sale, Current		20	2
Derivative liabilities		171	152
Total current liabilities		846	676
Deferred income taxes		117	251
Long-term Debt and Capital Lease Obligations	[1]	2,575	2,575
Derivative liabilities		65	63
Asset retirement obligations		32	35
Liabilities associated with assets held for sale, Noncurrent		0	69
Other noncurrent liabilities		445	129
Contingent liabilities and commitments (Note 11)
Stockholders’ equity:
Preferred stock (100 million shares authorized at $0.01 par value; 4.8 million shares outstanding at December 31, 2017 and 2016)		232	232
Common stock (2 billion shares authorized at $0.01 par value; 398.3 million and 344.7 million shares issued and outstanding at December 31, 2017 and 2016)		4	3
Additional paid-in-capital		7,479	6,803
Accumulated deficit		(3,588)	(3,572)
Total equity		4,127	3,466
Total liabilities and equity		$ 8,207	$ 7,264

[1]	Debt issuance costs related to our Credit Facility are recorded in other noncurrent assets on the Consolidated Balance Sheets.